EATON VANCE VT FLOATING-RATE INCOME FUND
                      EATON VANCE VT INCOME FUND OF BOSTON
                       EATON VANCE VT INFORMATION AGE FUND
                  EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
                Supplement to Statement of Additional Information
                                dated May 1, 2003


Effective June 6, 2003, William H. Park has replaced Jack L. Treynor as a noninterested Trustee. Effective July 1, 2003, Ronald A. Pearlman will be replacing Donald R. Dwight as a noninterested Trustee. The following amends the biographical information in the Trustees' table under "Management and Organization":


                    Position(s)    Term of Office                                           Number of Portfolios in        Other
Name and Date        with the      and Length of    Principal Occupation(s) During Past     Fund Complex Overseen      Directorships
  of Birth             Trust          Service                   Five Years                      By Trustee(1)              Held
-------------       -----------    --------------   -----------------------------------     -----------------------    -------------
William H. Park      Trustee        Trustee since   President and Chief Executive Officer,           191                   None
9/19/47                             2003            Prizm Capital Management, LLC
                                                    (investment management firm) (since
                                                    2002).  Executive Vice President and
                                                    Chief Financial Officer, United Asset
                                                    Management Corporation (a holding
                                                    company owning institutional investment
                                                    management firms) (1982-2001).

Ronald A. Pearlman   Trustee        Trustee since   Professor of Law, Georgetown University          191                   None
7/10/40                             2003            Law Center (since 1999).  Tax Partner
                                                    Covington & Burling, Washington, DC
                                                    (1991-2000).

In connection with the appointment of new Trustees, the members of the Governance Committee (formerly the Nominating Committee), Audit Committee and Special Committee of the Board of Trustees of the Trust and the Portfolio have changed. The new Committee members are as follows:

Governance  Committee:  Ms. Stout  (Chair),  Messrs.  Hayes,  Park,  Dwight* and
Reamer.

Audit Committee: Messrs. Reamer (Chair), Hayes, Park and Ms. Stout.

Special Committee: Messrs. Hayes (Chair), Park, Dwight* and Reamer.

* When Mr. Dwight retires on July 1, 2003 and Mr. Pearlman becomes a Trustee, Mr. Pearlman will replace Mr. Dwight on the Governance Committee and Special Committee.




June 16, 2003